Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Excess of FDIC limits	$ 380,401		$ 369,963
Percentage relates to total revenue	10.00%
Total revenue percentage	39.40%
Allowance for doubtful accounts	$ 359,000
Estimated obsolescence allowance	$ 425,848		387,848
Greater percentage	50.00%
Cash and cash equivalents	$ 1,079,355	$ 2,056,751	$ 1,383,533
Operating loss	5,739,508
Cash flows used in operations	4,131,477
Working capital deficit	$ 2,935,590